UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 06/30/2010

                Check here if Amendment [ ]: Amendment Number:
                                                               --------------

                              This Amendment (Check only one):

                              [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Pine River Capital Management L.P.
Address:  601 Carlson Parkway, Suite 330
          Minnetonka, MN 55305


Form 13F File Number: 028-10902

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Pine River Capital Management LLC
By:  Brian Taylor
Title:  Sole Member

Signature, Place and Date of Signing:

/s/ Brian Taylor        601 Carlson Parkway
                        Suite 330                  Date: August 12, 2010
-------------------     Minnetonka, MN 55305


Report Type (Check only one):

[x] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   151

Form 13F Information Table Value Total:   592,309 (thousands)

List of Other Included Managers:  None

                           Form 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
Name of                                               Value    Shrs or          Put/  Investment   Other         Voting authority
Issuer                  Class Title          CUSIP  (x$1000)  prn amt.  SH/PRN  Call  discretion   managers    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------

ADVANCED MICRO DEVICES
INC COM			COM              007903107     146     20000     SH           SOLE         none        20000
                        ------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC
COM		        COM              00949P108     1232    248300    SH           SOLE         none        248300
                        ------------------------------------------------------------------------------------------------------------
ALLIANCE ONE INTL INC   COM              018772103     2336    656100    SH           SOLE         none        656100
                        ------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC
NOTE 3.750% 4/1         DEBT             023178AA4     1894    3055000   PRN          SOLE         none        3055000
                        ------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC
CALL                    COM              035710909     10770   628000    SH     CALL  SOLE         none        628000
                        ------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC
COM			COM              035710409     1143    66637     SH           SOLE         none        66637
                        ------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC
NOTE 4.000% 2/1		DEBT             035710AA0     8918    8700000   PRN          SOLE         none        8700000
                        ------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT
INC PUT                 COM              035710959     51450   3000000   SH     PUT   SOLE         none        3000000
                        ------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET
CP CALL                 COM              037347901     246     34500     SH     CALL  SOLE         none        34500
                        ------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET
CP COM                  COM              037347101     8386    1177814   SH           SOLE         none        1177814
                        ------------------------------------------------------------------------------------------------------------
APPLE INC COM		COM              037833100     3270    13000     SH           SOLE         none        13000
                        ------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC COM	COM              057224107     608     14617     SH           SOLE         none        14617
                        ------------------------------------------------------------------------------------------------------------
BASIC ENERGY SVCS INC
NEW COM			COM              06985P100     368     47832     SH           SOLE         none        47832
                        ------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC
UNIT 99/99/9999 	PREF             07556Q501     3694    205000    SH           SOLE         none        205000
                        ------------------------------------------------------------------------------------------------------------
BEST BUY INC COM	COM              086516101     1104    32600     SH           SOLE         none        32600
                        ------------------------------------------------------------------------------------------------------------
BLACKROCK DEBT STRAT
FD INC COM		FUND             09255R103     397     104700    SH           SOLE         none        104700
                        ------------------------------------------------------------------------------------------------------------
BLACKROCK INC DBCV
2.625% 2/1              DEBT             09247XAB7     5604    3860000   PRN          SOLE         none        3860000
                        ------------------------------------------------------------------------------------------------------------
BLACKROCK SR HIGH
INCOME FD COM		FUND             09255T109     152     40000     SH           SOLE         none        40000
                        ------------------------------------------------------------------------------------------------------------
BOISE INC
*W EXP 06/18/201	WARRANT          09746Y113     1209    2600326   SH           SOLE         none        2600326
                        ------------------------------------------------------------------------------------------------------------
BORGWARNER INC
NOTE 3.500% 4/1		DEBT             099724AF3     9695    7500000   PRN          SOLE         none        7500000
                        ------------------------------------------------------------------------------------------------------------
BP PLC SPONSORED ADR	ADR              055622104     1918    66400     SH     PUT   SOLE         none        66400
                        ------------------------------------------------------------------------------------------------------------
BUILDERS FIRSTSOURCE
INC COM			COM              12008R107     324     135000    SH           SOLE         none        135000
                        ------------------------------------------------------------------------------------------------------------
CAPITALSOURCE INC COM	COM              14055X102     979     205600    SH           SOLE         none        205600
                        ------------------------------------------------------------------------------------------------------------
CARE INVESTMENT TRUST
INC COM			REIT             141657106     340     39238     SH           SOLE         none        39238
                        ------------------------------------------------------------------------------------------------------------
CEPHALON INC
NOTE 2.000% 6/0		DEBT             156708AP4     31605   24500000  PRN          SOLE         none        24500000
                        ------------------------------------------------------------------------------------------------------------
CHINA GERUI ADV MAT GR
LTD *W EXP 03/19/201    WARRANT          G21101111     760     745550    SH           SOLE         none        745550
                        ------------------------------------------------------------------------------------------------------------
CHINA HYDROELECTRIC CORPORAT
*W EXP 01/25/201	WARRANT          G2112E145     354     520092    SH           SOLE         none        520092
                        ------------------------------------------------------------------------------------------------------------
CITIGROUP INC COM	COM              172967101     188     50000     SH           SOLE         none        50000
                        ------------------------------------------------------------------------------------------------------------
CITIGROUP INC UNIT
99/99/9999		PREF             172967416     39547   350000    SH           SOLE         none        350000
                        ------------------------------------------------------------------------------------------------------------
CLARK HLDGS INC
*W EXP 02/15/201	WARRANT          18145M117     26      1311300   SH           SOLE         none        1311300
                        ------------------------------------------------------------------------------------------------------------
CLEARWIRE CORP
NEW CL A		COM              18538Q105     1028    141230    SH           SOLE         none        141230
                        ------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP
NOTE 2.875%12/0		DEBT             125896AW0     5813    5000000   PRN          SOLE         none        5000000
                        ------------------------------------------------------------------------------------------------------------
CORNING INC COM		COM              219350105     355     22000     SH           SOLE         none        22000
                        ------------------------------------------------------------------------------------------------------------
DELTA PETE CORP
NOTE 3.750% 5/0		DEBT             247907AD0     3555    4558000   PRN          SOLE         none        4558000
                        -----------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED RLTY
NOTE 3.500% 8/1		DEBT             251591AQ6     976     1000000   PRN          SOLE         none        1000000
                        -----------------------------------------------------------------------------------------------------------
DIVX INC COM		COM              255413106     868     113349    SH           SOLE         none        113349
                        ------------------------------------------------------------------------------------------------------------
DJSP ENTERPRISES INCORPORATE
*W EXP 08/11/201	WARRANT          G7982P120     201     109118    SH           SOLE         none        109118
                        ------------------------------------------------------------------------------------------------------------
DOUBLE-TAKE SOFTWARE
INC COM			COM              258598101     530     50500     SH           SOLE         none        50500
                        ------------------------------------------------------------------------------------------------------------
DOVER MOTORSPORTS
INC COM			COM              260174107     68      37340     SH           SOLE         none        37340
                        ------------------------------------------------------------------------------------------------------------
DRIL-QUIP INC COM	COM              262037104     376     8544      SH           SOLE         none        8544
                        ------------------------------------------------------------------------------------------------------------
EAGLE ROCK ENERGY PARTNERS
L RIGHT 06/30/2010 	RIGHT            26985R112     49      14957     SH           SOLE         none        14957
                        ------------------------------------------------------------------------------------------------------------
EAGLE ROCK ENERGY PARTNERS
L UNIT			LP               26985R104     150     29040     SH           SOLE         none        29040
                        ------------------------------------------------------------------------------------------------------------
EATON VANCE SR INCOME
TR SH BEN INT		FUND             27826S103     133     20000     SH           SOLE         none        20000
                        ------------------------------------------------------------------------------------------------------------
ENDEAVOR INTL CORP INC
NOTE 6.000% 1/1		DEBT             29257MAB6     890     1000000   PRN          SOLE         none        1000000
                        ------------------------------------------------------------------------------------------------------------
ENERGY PARTNERS LTD
COM NEW			COM              29270U303     1101    90200     SH           SOLE         none        90200
                        ------------------------------------------------------------------------------------------------------------
EOG RES INC COM		COM              26875P101     472     4800      SH           SOLE         none        4800
                        ------------------------------------------------------------------------------------------------------------
ESSEX RENT CORP
*W EXP 03/04/201	WARRANT          297187114     115     57590     SH           SOLE         none        57590
                        ------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN
CONV PFD SR 08-1	PREF             313586745     1478    2799900   SH           SOLE         none        2799900
                        ------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG
ASSN PUT		COM              313586959     668     1950000   SH     PUT   SOLE         none        1950000
                        ------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP
NOTE 9.000%11/1		DEBT             31567RAC4     5275    5000000   PRN          SOLE         none        5000000
                        ------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL COM
PAR $0.01		COM              345370860     870     86300     SH           SOLE         none        86300
                        ------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL
NOTE 4.250%11/1		DEBT             345370CN8     12465   10000000  PRN          SOLE         none        10000000
                        ------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL PUT	COM              345370950     2016    200000    SH     PUT   SOLE         none        200000
                        ------------------------------------------------------------------------------------------------------------
FUELCELL ENERGY INC COM	COM              35952H106     93      78667     SH           SOLE         none        78667
                        ------------------------------------------------------------------------------------------------------------
GAYLORD ENTMT CO
NEW COM			COM              367905106     2633    119200    SH           SOLE         none        119200
                        ------------------------------------------------------------------------------------------------------------
GERDAU AMERISTEEL
CORP COM		COM              37373P105     545     50000     SH           SOLE         none        50000
                        ------------------------------------------------------------------------------------------------------------
GLG PARTNERS INC
*W EXP 12/28/201	WARRANT          37929X115     771     6908125   SH           SOLE         none        6908125
                        ------------------------------------------------------------------------------------------------------------
GLG PARTNERS INC COM	COM              37929X107     613     140008    SH           SOLE         none        140008
                        ------------------------------------------------------------------------------------------------------------
GLOBAL SHIP LEASE INC NEW
*W EXP 08/24/201	WARRANT          Y27183113     30      3658228   SH           SOLE         none        3658228
                        ------------------------------------------------------------------------------------------------------------
HATTERAS FINL CORP CALL	COM              41902R903     526     18900     SH     CALL  SOLE         none        18900
                        ------------------------------------------------------------------------------------------------------------
HECKMANN CORP
*W EXP 11/09/201	WARRANT          422680116     1447    3364101   SH           SOLE         none        3364101
                        ------------------------------------------------------------------------------------------------------------
INFORMATION SERVICES GROUP I
*W EXP 01/31/201	WARRANT          45675Y112     6       2911350   SH           SOLE         none        2911350
                        ------------------------------------------------------------------------------------------------------------
INVESCO MORTGAGE CAPITAL
INC COM			COM              46131B100     3203    160091    SH           SOLE         none        160091
                        ------------------------------------------------------------------------------------------------------------
IRIDIUM COMMUNICATIONS INC
*W EXP 02/14/201	WARRANT          46269C110     1050    283790    SH           SOLE         none        283790
                        ------------------------------------------------------------------------------------------------------------
IRIDIUM COMMUNICATIONS INC
*W EXP 02/14/201	WARRANT          46269C128     2816    1126593   SH           SOLE         none        1126593
                        ------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX
RUSSELL 2000		ETF              464287655     12223   200000    SH     CALL  SOLE         none        200000
                        ------------------------------------------------------------------------------------------------------------
ISTAR FINL INC COM	COM              45031U101     414     92828     SH           SOLE         none        92828
                        ------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP COM
PAR $0.001		COM              46612J507     295     30000     SH           SOLE         none        30000
                        ------------------------------------------------------------------------------------------------------------
K V PHARMACEUTICAL CO
NOTE 2.500% 5/1		DEBT             482740AC1     2313    7582000   PRN          SOLE         none        7582000
                        ------------------------------------------------------------------------------------------------------------
KOREA EQUITY FD INC COM	FUND             50063B104     233     25670     SH           SOLE         none        25670
                        ------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS
INC CALL		COM              50212A906     819     100000    SH     CALL  SOLE         none        100000
                        ------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS
INC COM			COM              50212A106     819     100000    SH           SOLE         none        100000
                        ------------------------------------------------------------------------------------------------------------
LEAR CORP COM NEW	COM              521865204     894     13500     SH           SOLE         none        13500
                        ------------------------------------------------------------------------------------------------------------
LENNAR CORP CL B	COM              526057302     165     14593     SH           SOLE         none        14593
                        ------------------------------------------------------------------------------------------------------------
LIBERTY ACQUISITION HLDGS
CO COM			COM              53015Y107     1986    200000    SH           SOLE         none        200000
                        ------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP
DEB 3.250% 3/1		DEBT             530715AR2     5725    10000000  PRN          SOLE         none        10000000
                        ------------------------------------------------------------------------------------------------------------
LIFE QUOTES INC COM	COM              53216A106     302     76500     SH           SOLE         none        76500
                        ------------------------------------------------------------------------------------------------------------
LINCARE HLDGS INC
DBCV 2.750%11/0		DEBT             532791AE0     17850   15000000  PRN          SOLE         none        15000000
                        ------------------------------------------------------------------------------------------------------------
LIVEDEAL INC COM	COM              538144106     137     264136    SH           SOLE         none        264136
                        ------------------------------------------------------------------------------------------------------------
LMP CORPORATE LN FD
INC COM			FUND             50208B100     178     16055     SH           SOLE         none        16055
                        ------------------------------------------------------------------------------------------------------------
MAGMA DESIGN AUTOMATION
NOTE 6.000% 5/1		DEBT             559181AE2     4524    2750000   PRN          SOLE         none        2750000
                        ------------------------------------------------------------------------------------------------------------
MCCLATCHY CO CL A	COM              579489105     107     29500     SH           SOLE         none        29500
                        ------------------------------------------------------------------------------------------------------------
MERCER INTL INC
NOTE 8.500% 1/1		DEBT             588056AK7     9422    7500000   PRN          SOLE         none        7500000
                        ------------------------------------------------------------------------------------------------------------
MF GLOBAL LTD
NOTE 9.000% 6/2		DEBT             55276YAB2     13358   13000000  PRN          SOLE         none        13000000
                        ------------------------------------------------------------------------------------------------------------
MFA FINANCIAL INC COM	COM              55272X102     4445    600654    SH           SOLE         none        600654
                        ------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS
NOTE 5.000% 5/0 	DEBT             552848AD5     6703    7500000   PRN          SOLE         none        7500000
                        ------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC
COM			COM              595112103     178     21000     SH           SOLE         none        21000
                        ------------------------------------------------------------------------------------------------------------
MILLENNIUM INDIA ACQS COM IN
*W EXP 07/19/201	WARRANT          60039Q119     1       147479    SH           SOLE         none        147479
                        ------------------------------------------------------------------------------------------------------------
MOLSON COORS BREWING CO
CALL			COM              60871R909     10590   250000    SH     CALL  SOLE         none        250000
                        ------------------------------------------------------------------------------------------------------------
MOLSON COORS BREWING CO
CL B			COM              60871R209     216     5100      SH           SOLE         none        5100
                        ------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME ACQUIS CORP
*W EXP 06/25/201	WARRANT          Y62159119     97      91000     SH           SOLE         none        91000
                        ------------------------------------------------------------------------------------------------------------
NEWS CORP CL A		COM              65248E104     792     66200     SH           SOLE         none        66200
                        ------------------------------------------------------------------------------------------------------------
NORTH ASIA INVESTMENT CORP
*W EXP 07/23/201	WARRANT          G66202113     39      1308515   SH           SOLE         none        1308515
                        ------------------------------------------------------------------------------------------------------------
NVIDIA CORP COM		COM              67066G104     102     10000     SH           SOLE         none        10000
                        ------------------------------------------------------------------------------------------------------------
OCWEN FINL CORP COM NEW	COM              675746309     2624    257474    SH           SOLE         none        257474
                        ------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC
NOTE 7/3		DEBT             681919AV8     7980    8000000   PRN          SOLE         none        8000000
                        ------------------------------------------------------------------------------------------------------------
ON SEMICONDUCTOR CORP
NOTE 4/1		DEBT             682189AE5     6565    7000000   PRN          SOLE         none        7000000
                        ------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW
*W EXP 10/30/201	WARRANT          690742127     248     90163     SH           SOLE         none        90163
                        ------------------------------------------------------------------------------------------------------------
PEERLESS SYS CORP COM	COM              705536100     1132    420924    SH           SOLE         none        420924
                        ------------------------------------------------------------------------------------------------------------
PENNYMAC MTG INVT TR
COM			COM              70931T103     636     40000     SH           SOLE         none        40000
                        ------------------------------------------------------------------------------------------------------------
PET DRX CORPORATION COM	COM              715813101     18      53758     SH           SOLE         none        53758
                        ------------------------------------------------------------------------------------------------------------
PHH CORP
NOTE 4.000% 4/1 	DEBT             693320AH6     5438    5000000   PRN          SOLE         none        5000000
                        ------------------------------------------------------------------------------------------------------------
PIMCO INCOME STRATEGY
FUND I COM		FUND             72201J104     837     84541     SH           SOLE         none        84541
                        ------------------------------------------------------------------------------------------------------------
PMI GROUP INC
NOTE 4.500% 4/1 	DEBT             69344MAK7     6858    10000000  PRN          SOLE         none        10000000
                        ------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC
*W EXP 12/31/201 	WARRANT          693475121     1739    150000    SH           SOLE         none        150000
                        ------------------------------------------------------------------------------------------------------------
PORTEC RAIL PRODS INC
COM			COM              736212101     1969    172993    SH           SOLE         none        172993
                        ------------------------------------------------------------------------------------------------------------
POWERWAVE TECHNOLOGIES
INC NOTE 3.875%10/0	DEBT             739363AF6     5968    8160000   PRN          SOLE         none        8160000
                        ------------------------------------------------------------------------------------------------------------
PRIMORIS SVCS CORP
*W EXP 10/02/201	WARRANT          74164F111     399     290966    SH           SOLE         none        290966
                        ------------------------------------------------------------------------------------------------------------
RAYONIER INC COM	COM              754907103     1910    43400     SH           SOLE         none        43400
                        ------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP
*W EXP 09/25/201	WARRANT          76116A116     10779   4586858   SH           SOLE         none        4586858
                        ------------------------------------------------------------------------------------------------------------
RETAIL OPPORTUNITY INVTS COR
*W EXP 10/23/201	WARRANT          76131N119     7137    9269376   SH           SOLE         none        9269376
                        ------------------------------------------------------------------------------------------------------------
RITE AID CORP COM	COM              767754104     515     526000    SH           SOLE         none        526000
                        ------------------------------------------------------------------------------------------------------------
RUBIOS RESTAURANTS INC
COM			COM              78116B102     346     40817     SH           SOLE         none        40817
                        ------------------------------------------------------------------------------------------------------------
SAKS INC COM		COM              79377W108     5208    686200    SH           SOLE         none        686200
                        ------------------------------------------------------------------------------------------------------------
SANDISK CORP COM	COM              80004C101     377     8950      SH           SOLE         none        8950
                        ------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD COM	COM              806857108     574     10376     SH           SOLE         none        10379
                        ------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY SHS	COM              G7945J104     261     20000     SH           SOLE         none        20000
                        ------------------------------------------------------------------------------------------------------------
SEANERGY MARITIME HLDGS CORP
*W EXP 09/24/201	WARRANT          Y73760111     109     3508638   SH           SOLE         none        3508638
                        ------------------------------------------------------------------------------------------------------------
SEARCHMEDIA HOLDINGS LTD
*W EXP 11/19/201	WARRANT          G8005Y114     522     1088494   SH           SOLE         none        1088494
                        ------------------------------------------------------------------------------------------------------------
SHANDA INTERACTIVE ENTMT LTD
NOTE 2.000% 9/1		DEBT             81941QAD6     14168   12500000  PRN          SOLE         none        12500000
                        ------------------------------------------------------------------------------------------------------------
SINA CORP NOTE 7/1	DEBT             82922RAB9     3525    2500000   PRN          SOLE         none        2500000
                        ------------------------------------------------------------------------------------------------------------
SIRIUS XM RADIO INC COM	COM              82967N108     532     560000    SH           SOLE         none        560000
                        ------------------------------------------------------------------------------------------------------------
SLM CORP COM		COM              78442P106     114     11000     SH           SOLE         none        11000
                        ------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC
COM			COM              832248108     1512    101500    SH           SOLE         none        101500
                        ------------------------------------------------------------------------------------------------------------
SOTHEBYS
NOTE 3.125% 6/1		DEBT             835898AC1     2910    3000000   PRN          SOLE         none        3000000
                        ------------------------------------------------------------------------------------------------------------
SOUTH FINL GROUP INC
COM			COM              837841105     136     500000    SH           SOLE         none        500000
                        ------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST GOLD
SHS			GOLD             78463V107     487     4000      SH           SOLE         none        4000
                        ------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR PUT	COM              78462F953     82576   800000    SH     PUT   SOLE         none        800000
                        ------------------------------------------------------------------------------------------------------------
STANLEY BLACK & DECKER
INC COM			COM              854502101     12851   222804    SH           SOLE         none        222804
                        ------------------------------------------------------------------------------------------------------------
SYNOVUS FINL CORP
UNIT 99/99/9999 	PREF             87161C204     19329   800000    SH           SOLE         none        800000
                        ------------------------------------------------------------------------------------------------------------
TALECRIS BIOTHERAPEUTICS
HLD COM			COM              874227101     2110    100000    SH           SOLE         none        100000
                        ------------------------------------------------------------------------------------------------------------
TCF FINL CORP
*W EXP 11/14/201	WARRANT          872275128     604     100000    SH           SOLE         none        100000
                        ------------------------------------------------------------------------------------------------------------
TEJON RANCH CO COM	COM              879080109     289     12517     SH           SOLE         none        12517
                        ------------------------------------------------------------------------------------------------------------
TERADYNE INC COM	COM              880770102     293     30000     SH           SOLE         none        30000
                        ------------------------------------------------------------------------------------------------------------
TRANS WORLD ENTMT CORP
COM			COM              89336Q100     305     179259    SH           SOLE         none        179259
                        ------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC
NOTE 1.500%12/1		DEBT             893830AV1     2665    3000000   PRN          SOLE         none        3000000
                        ------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC
NOTE 1.500%12/1		DEBT             893830AW9     3724    4500000   PRN          SOLE         none        4500000
                        ------------------------------------------------------------------------------------------------------------
TRANSOCEAN LTD REG SHS	COM              H8817H100     4670    100800    SH     PUT   SOLE         none        100800
                        ------------------------------------------------------------------------------------------------------------
TREX CO INC
NOTE 6.000% 7/0		DEBT             89531PAA3     3383    3018000   PRN          SOLE         none        3018000
                        ------------------------------------------------------------------------------------------------------------
TRIUMPH GROUP INC NEW
NOTE 2.625%10/0		DEBT             896818AB7     12960   10000000  PRN          SOLE         none        10000000
                        ------------------------------------------------------------------------------------------------------------
TWO HBRS INVT CORP
*W EXP 07/13/201	WARRANT          90187B119     727     2906918   SH           SOLE         none        2906918
                        ------------------------------------------------------------------------------------------------------------
USEC INC
NOTE 3.000%10/0		DEBT             90333EAC2     4158    5755000   PRN          SOLE         none        5755000
                        ------------------------------------------------------------------------------------------------------------
VALE CAP II
VALEP 6.75%12		PREF             91912F300     7026    100000    SH           SOLE         none        100000
                        ------------------------------------------------------------------------------------------------------------
VANTAGE DRILLING COMPANY
*W EXP 05/24/201	WARRANT          G93205121     5       271298    SH           SOLE         none        271298
                        ------------------------------------------------------------------------------------------------------------
VERSO PAPER CORP COM	COM              92531L108     131     56897     SH           SOLE         none        56897
                        ------------------------------------------------------------------------------------------------------------
W & T OFFSHORE INC COM	COM              92922P106     118     12500     SH           SOLE         none        12500
                        ------------------------------------------------------------------------------------------------------------
WESCO INTL INC COM	COM              95082P105     589     17500     SH           SOLE         none        17500
                        ------------------------------------------------------------------------------------------------------------
WESTWAY GROUP INC
*W EXP 05/24/201	WARRANT          96169B118     1087    6038596   SH           SOLE         none        6038596
                        ------------------------------------------------------------------------------------------------------------
WILLBROS GROUP INC
NOTE 2.750% 3/1		DEBT             969199AC2     968     1000000   PRN          SOLE         none        1000000
                        ------------------------------------------------------------------------------------------------------------
WOWJOINT HOLDINGS LIMITED
*W EXP 05/15/201 	WARRANT          G9796W119     46      92365     SH           SOLE         none        92365
                        ------------------------------------------------------------------------------------------------------------
ZIONS BANCORPORATION
*W EXP 05/22/202 	WARRANT          989701115     1387    198158    SH           SOLE         none        198158
                        ------------------------------------------------------------------------------------------------------------

                        ------------------------------------------------------------------------------------------------------------
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